Description of Business (Details)	12 Months Ended
	Dec. 31, 2011 Segment	Jul. 17, 2012	Jul. 07, 2012
Description of Business (Textual)
Spin-off description		one share of Engility common stock for every six shares of L-3 common stock held on the record date	one share of Engility common stock for every six shares of L-3 common stock held on the record date
Number of segments	4